Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010 and 2009

(in millions)

Col. A	Col. B	Col. C		Col. D	Col. E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
			(a)	(b)
2011:

CONSUMER PRODUCTS:
Allowance for discounts	$—	$602	$—	$602	$—
Allowance for returned goods	46	102	—	94	54

	$46	$704	$—	$696	$54

FINANCIAL SERVICES:
Allowances for losses	$202	$25	$—	$—	$227

2010:

CONSUMER PRODUCTS:
Allowance for discounts	$—	$606	$—	$606	$—
Allowance for doubtful accounts	3	—	—	3	—
Allowance for returned goods	47	86	—	87	46

	$50	$692	$—	$696	$46

FINANCIAL SERVICES:
Allowances for losses	$266	$—	$—	$64	$202

2009:

CONSUMER PRODUCTS:
Allowance for discounts	$—	$593	$—	$593	$—
Allowance for doubtful accounts	3	—	—	—	3
Allowance for returned goods	4	104	15	76	47

	$7	$697	$15	$669	$50

FINANCIAL SERVICES:
Allowances for losses	$304	$15	$—	$53	$266

Notes:

(a)	Related to the acquisition of UST LLC
(b)	Represents charges for which allowances were created